UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            5/15/08
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          15
                                               -------------

Form 13F Information Table Value Total:           $483,189
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

          Name of          Title of            Value  Shrs of  SH/  PUT/ Investme Other
           Issuer          Class    CUSIP    (x1000)  PRN AMT  PRN  CALL DiscretiManager Sole  Shared

APARTMENT INV & MGMT CO    COM    03748R101      66273 1850690             Sole          Sole
BRE PROPERTIES, INC        COM    05564E106      45326  994872             Sole          Sole
CAPITAL SENIOR LIVING CORP COM    140475104      10490 1303156             Sole          Sole
CAPITAL LEASE FUNDING INC  COM    140288101      23418 3013938             Sole          Sole
HFF, INC                   COM    40418F108       6809 1359129             Sole          Sole
POST PROPERTIES INC        COM    737464107     120952 3131847             Sole          Sole
RAIT FINANCIAL TRUST       COM    749227104       1667  240146             Sole          Sole
RAMCO-GERSHON PPTYS        COM    751452202      13769  652236             Sole          Sole
REIS, INC                  COM    75936P105       2114  395215             Sole          Sole
STRATEGIC HOTELS AND RESORTCOM    86272T106      71042 5410650             Sole          Sole
STRATUS PPTYS INC          COM    863167201      15352  520925             Sole          Sole
SUNRISE SENIOR LIVING INC  COM    86768K106      63532 2851525             Sole          Sole
THOMAS PROPERTY GROUP      COM    884453101      35561 4050200             Sole          Sole
URSTADT BIDDLE PROPERTIES ICOM    917286205       5767  366656             Sole          Sole
WCI COMMUNITIES, INC       COM    92923C104       1116  333100             Sole          Sole

